EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Consolidated Comprehensive Income (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	[2]	Dec. 31, 2018 COP ($)		Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Disclosure of analysis of other comprehensive income by item [line items]
Balance			$ 25,871,227	[1]	$ 24,659,222		$ 22,906,280
Balance	$ 9,094.3		29,554,348		25,871,227	[1]	24,659,222
Accumulated other comprehensive income including non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance			1,354,510		1,279,140		976,933
Change in politics			104,013
Current period change					75,370		302,207
Current period change, excluding change in politics			(209,751)
Balance			1,248,772		1,354,510		1,279,140
AOCI related to foreign currency translation differences from hedged foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance			3,211,272		3,258,469		3,733,469
Current period change					(47,197)		(475,000)
Current period change, excluding change in politics			1,124,732
Balance			4,336,004		3,211,272		3,258,469
Hedging derivative instrument
Disclosure of analysis of other comprehensive income by item [line items]
Balance			(2,245,919)		(2,262,751)		(2,554,257)
Current period change					16,832		291,506
Current period change, excluding change in politics			(547,310)
Balance			(2,793,229)		(2,245,919)		(2,262,751)
Hedging non derivative instrument
Disclosure of analysis of other comprehensive income by item [line items]
Balance			(1,172,677)		(1,203,245)		(1,239,064)
Current period change					30,568		35,819
Current period change, excluding change in politics			(576,881)
Balance			(1,749,558)		(1,172,677)		(1,203,245)
AOCI related to cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance			5,446		7,786		(10,181)
Current period change					(2,340)		17,967
Current period change, excluding change in politics			(19,789)
Balance			(14,343)		5,446		7,786
AOCI related to foreign currency translation differences from unhedged foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance			(166,408)		(74,911)		50,250
Current period change					(91,497)		(125,161)
Current period change, excluding change in politics			(299,804)
Balance			(466,212)		(166,408)		(74,911)
AOCI related to debt securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance			12,264		(272,216)		(1,220,428)
Change in politics			56,198
Current period change					284,480		948,212
Current period change, excluding change in politics			(107,084)
Balance			(38,622)		12,264		(272,216)
AOCI related to equity securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance			547,129		489,884		455,375
Change in politics			71,229
Current period change					57,245		34,509
Current period change, excluding change in politics			(134,084)
Balance			484,274		547,129		489,884
Investments in associates and joint ventures
Disclosure of analysis of other comprehensive income by item [line items]
Balance			92,637		91,509		111,570
Change in politics			(3,691)
Current period change					1,128		(20,061)
Current period change, excluding change in politics			22,400
Balance			111,346		92,637		91,509
Actuarial Gains Losses From Defined Benefit Pension Plan
Disclosure of analysis of other comprehensive income by item [line items]
Balance			(132,457)		(32,225)		9,003
Current period change					(100,232)		(41,228)
Current period change, excluding change in politics			18,013
Balance			(114,444)		(132,457)		(32,225)
Income tax relating to OCI
Disclosure of analysis of other comprehensive income by item [line items]
Balance			1,203,223		1,276,840		1,641,196
Change in politics			(19,723)
Current period change					(73,617)		(364,356)
Current period change, excluding change in politics			310,056
Balance			$ 1,493,556		$ 1,203,223		$ 1,276,840

[1]	See note 2.32, Changes in presentation.
[2]	See note 2.4, “convenience translation into U.S. dollars”.